Tax - Income taxes - Additional Information (Detail)	1 Months Ended	6 Months Ended
	Jan. 01, 2022	Jun. 30, 2019	Jun. 30, 2018
Hong Kong [member]
Disclosure Of Income Taxes [line items]
Income tax rate		16.50%	16.50%
PRC [member]
Disclosure Of Income Taxes [line items]
Income tax rate		25.00%
PRC [member] | CNOOC China Limited [member]
Disclosure Of Income Taxes [line items]
Income tax rate		25.00%
PRC [member] | CNOOC Deepwater Development Limited [member] | Sector and Entity [member]
Disclosure Of Income Taxes [line items]
Income tax rate		15.00%
Outside the PRC [member] | Minimum [member]
Disclosure Of Income Taxes [line items]
Income tax rate		10.00%	10.00%
Outside the PRC [member] | Maximum [member]
Disclosure Of Income Taxes [line items]
Income tax rate		50.00%	50.00%
Canada [member]
Disclosure Of Income Taxes [line items]
Income tax rate		12.00%
Canada [member] | Scenario Forecast [member]
Disclosure Of Income Taxes [line items]
Income tax rate	8.00%